Long-term Debt - Principal Repayments and Other Borrowing Arrangements (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	€ 4,385
2015	4,252
2016	4,211
2017	242,361
2018	27,997
Thereafter	757,467
Long-term debt	1,040,673
Less: current portion of long-term debt	4,385
Non-current portion of long-term debt	€ 1,036,288